NET INCOME (LOSSES) PER SHARE ("EPS") - Computation of Diluted Net Income Per Share from Continuing Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net (loss) income attributable to ordinary shareholders	$ (452,789,334)	$ 4,757,327	$ 2,942,057
Denominator: (millions of shares)
Number of shares used for Basic EPS computation	283,289,035	208,197,617	243,048,785
Weighted average effect of dilutive securities:
Diluted EPS	$ (1.6)	$ 0.02	$ 0.01
Class A ordinary shares
Numerator:
Net (loss) income attributable to ordinary shareholders	$ (436,806,089)	$ 3,267,498	$ 2,096,337
Reallocation of net income as a result of conversion of Class B to Class A shares	(15,983,245)	1,489,829	845,720
Net income (loss) from continuing operations for diluted EPS	$ (452,789,334)	$ 4,757,327	$ 2,942,057
Denominator: (millions of shares)
Number of shares used for Basic EPS computation	273,290,000	135,220,000	170,070,000.00
Weighted average effect of dilutive securities:
Conversion of Class B to Class A ordinary shares	10,000,000	72,980,000	72,980,000
Adjustments for dilutive share options (millions of shares)		24,840,000	10,830,000
Number of shares used for diluted EPS computation	283,290,000	233,040,000.00	253,880,000
Diluted EPS	$ (1.6)	$ 0.02	$ 0.01
Class B Ordinary shares
Numerator:
Net (loss) income attributable to ordinary shareholders	$ (15,983,245)	$ 1,489,829	$ 845,720
Net income (loss) from continuing operations for diluted EPS	$ (15,983,245)	$ 1,489,829	$ 845,720
Denominator: (millions of shares)
Number of shares used for Basic EPS computation	10,000,000	72,980,000	72,980,000
Weighted average effect of dilutive securities:
Number of shares used for diluted EPS computation	10,000,000	72,980,000	72,980,000
Diluted EPS	$ (1.6)	$ 0.02	$ 0.01